UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13
(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                  Report for the Quarter Ended June 30, 2002.


If amended report check here: ____


American National Bank and Trust Company
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Name of Institutional Investment Manager


628 Main Street                      Danville         VA         24541
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Business Address (Street)           (City)          (State)       (Zip)


E. Budge Kent, Jr.   (434) 773-2265    Executive Vice President and
                                       Chief Trust and Investment Officer
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION


--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Danville and State of Virginia on the 6th day of August, 2002.


                                AMERICAN NATIONAL BANK AND TRUST COMPANY
                                -----------------------------------------
                               (Name of Institutional Investment Manager)


                                /s/E. Budge Kent, Jr.
                                ----------------------------------
                                Executive Vice-President and
                                Chief Trust and Investment Officer

                                              NAME OF REPORTING MANAGER: AMERICAN NATIONAL BANK & TR. CO.

PAGE 1 OF 3                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
AFLAC INC                                       1055102        230     7200 SH       SOLE                     0        7200       0
AOL TIME WARNER INC            COM              00184A105      165    11220 SH       SOLE                  5370        5850       0
A T & T CORP COMMON                             1957109        208    19496 SH       SOLE                 10482        9014       0
ABBOTT LABORATORIES                             2824100        934    24830 SH       SOLE                  8880       15150     800
ALLTEL CORPORATION                              20039103       832    17710 SH       SOLE                  5514       12196       0
AMERICAN ELECTRIC POWER CO.                     25537101       707    17686 SH       SOLE                  9338        8348       0
AMERICAN INTERNATIONAL GROUP                    26874107      1685    24704 SH       SOLE                 10598       14106       0
AMERICAN NATIONAL BANKSHARES                    27745108     19425   709471 SH       SOLE                421640      287831       0
AMERICAN NATIONAL BANKSHARES                    27745108      4404   160880 SH       DEFINED             160880           0       0
AMGEN INC                                       31162100      1227    29315 SH       SOLE                  8565       20350     400
ANHEUSER BUSCH                                  35229103      1463    29268 SH       SOLE                 10574       18494     200
APACHE CORP                                     37411105       208     3630 SH       SOLE                     0        3630       0
APPLIED MATERIALS INC                           38222105       673    35400 SH       SOLE                  4400       30200     800
AUTOMATIC DATA PROCESSING                       53015103      4225    97058 SH       SOLE                 31800       63958    1300
BB&T CORP                                       54937107      1300    33702 SH       SOLE                 29597        4105       0
BB&T CORP                                       54937107       405    10500 SH       DEFINED              10500           0       0
BP AMOCO PLC                                    55622104       725    14362 SH       SOLE                 14098         264       0
BANK OF AMERICA CORP                            60505104      2398    34096 SH       SOLE                 25896        8200       0
BAXTER INTERNATIONAL INC.                       71813109       324     7300 SH       SOLE                  1100        6200       0
BELLSOUTH CORPORATION                           79860102      1439    45686 SH       SOLE                 24258       21428       0
BERKSHIRE HATHAWAY INC CL B                     84670207       685      307 SH       SOLE                    13         294       0
BRISTOL-MYERS SQUIBB                            110122108     2189    85211 SH       SOLE                 61513       23698       0
CAPITAL ONE FINANCIAL CORP                      14040H105     2234    36600 SH       SOLE                 20300       16300       0
CARDINAL HEALTH INC            COM              14149Y108      629    10260 SH       SOLE                  5410        4850       0
CERTEGY INC                                     156880106      513    13825 SH       SOLE                  5550        8275       0
CHEVRONTEXACO CORP                              166764100      892    10087 SH       SOLE                  6176        3611     300
CHOICEPOINT INC                                 170388102      222     4900 SH       SOLE                   920        3980       0
CISCO SYSTEMS INC                               17275R102      432    31000 SH       SOLE                  9950       21050       0
CITIGROUP INC                  COM              172967101     1158    29891 SH       SOLE                 11588       17803     500
                                                            ------  -------                             -------     -------   -----
TOTAL FOR PAGE 1                                             51931  1555595                              914910      636385    4300

PAGE 2 OF 3                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
COCA COLA CO                   COM              191216100     3201    57175 SH       SOLE                 41775       15400       0
COCA COLA CO                   COM              191216100      683    12200 SH       DEFINED              12200           0       0
COLGATE PALMOLIVE COMPANY                       194162103      827    16532 SH       SOLE                  6802        9730       0
CONOCO INC                                      208251504      800    28820 SH       SOLE                 16020       12400     400
DIMON INC                                       254394109     1327   191904 SH       SOLE                107154       84742       8
DIMON INC                                       254394109      621    89750 SH       DEFINED              89750           0       0
DOMINION RES INC VA NEW                         25746U109      488     7373 SH       SOLE                  2925        4448       0
EI DU PONT DE NEMOURS & CO.                     263534109      392     8850 SH       SOLE                   900        7950       0
DUKE ENERGY CORP                                264399106      314    10100 SH       SOLE                  7900        2200       0
EMC CORP                                        268648102      220    29200 SH       SOLE                  8150       20950     100
EL PASO CORP                                    28336L109      257    12475 SH       SOLE                  3250        9225       0
EMERSON ELECTRIC CO                             291011104      267     5000 SH       SOLE                  3600        1400       0
EQUIFAX INC                    COM              294429105      590    21871 SH       SOLE                  5153       16718       0
EXXON MOBIL CORP COM                            30231G102     8162   199530 SH       SOLE                103402       96128       0
EXXON MOBIL CORP COM                            30231G102      392     9600 SH       DEFINED               9600           0       0
FANNIE MAE                                      313586109     2712    36780 SH       SOLE                 11354       25026     400
FIRST DATA CORPORATION                          319963104      595    16000 SH       SOLE                  9600        6400       0
FIRST VIRGINIA BANKS INC.                       337477103      670    12499 SH       SOLE                  1936       10563       0
FORTUNE BRANDS INC             COM              349631101      259     4628 SH       SOLE                  2628        2000       0
FORTUNE BRANDS INC             COM              349631101      224     4000 SH       DEFINED               4000           0       0
GENERAL ELECTRIC COMPANY                        369604103    12529   431450 SH       SOLE                242780      186270    2400
GENERAL MILLS INC                               370334104      440    10000 SH       SOLE                  7100        2900       0
GILLETTE CO                    COM              375766102      794    23465 SH       SOLE                 22165        1300       0
HEWLETT PACKARD CO                              428236103      256    16817 SH       SOLE                  3543       13274       0
HOME DEPOT INC                                  437076102      514    14000 SH       SOLE                  6025        7975       0
INTEL CORPORATION                               458140100     2596   142140 SH       SOLE                 54350       84290    3500
INTERNATIONAL BUSINESS MACHINES CORP            459200101     2128    29559 SH       SOLE                 15660       13899       0
JOHNSON & JOHNSON              COM              478160104     5555   106328 SH       SOLE                 37504       67824    1000
KIMBERLY CLARK CORPORATION                      494368103      277     4481 SH       SOLE                  1381        3100       0
ELI LILLY & CO                                  532457108      408     7245 SH       SOLE                  7245           0       0
LOWES COMPANY INC                               548661107     1098    24200 SH       SOLE                  1100       23100       0
MBNA CORPORATION                                55262L100     1716    51932 SH       SOLE                 21300       27632    3000
                                                           -------  -------                            --------    --------   -----
TOTAL FOR PAGE 2                                             54831  1705422                              900122      794492   10808

PAGE 3 OF 3                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
MICROSOFT CORPORATION                           594918104     2488    45500 SH       SOLE                 15875       29025     600
MOTOROLA INC                   COM              620076109      680    46649 SH       SOLE                 14299       31450     900
NATIONAL BANKSHARES INC                         634865109      240     9000 SH       SOLE                     0        9000       0
NORFOLK SOUTHERN CORP                           655844108      351    15022 SH       SOLE                 13822        1200       0
NORTEL NETWORKS CORP                            656568102       43    30035 SH       SOLE                  9355       20380     300
PEPSICO INC                    COM              713448108     3600    74690 SH       SOLE                 34850       39040     800
PFIZER INC                     COM              717081103     4861   138910 SH       SOLE                 82260       55850     800
PFIZER INC                     COM              717081103      309     8837 SH       DEFINED               8837           0       0
PHILIP MORRIS COMPANYS                          718154107     3717    85110 SH       SOLE                 61400       23710       0
PHILIP MORRIS COMPANYS                          718154107      262     6000 SH       DEFINED               6000           0       0
PROCTER & GAMBLE CO            COM              742718109     1993    22325 SH       SOLE                  8050       14075     200
PROGRESS ENERGY INC COM                         743263105      230     4432 SH       SOLE                  3097        1335       0
SBC COMMUNICATIONS INC                          78387G103     1475    48364 SH       SOLE                 27467       20897       0
SBC COMMUNICATIONS INC                          78387G103      221     7250 SH       DEFINED               7250           0       0
SCHERING PLOUGH CORP           COM              806605101      497    20225 SH       SOLE                  9400       10825       0
SOUTHERN CO                    COM              842587107      223     8170 SH       SOLE                  2750        5420       0
SPRINT CORPORATION PCS         SERIES 1         852061506       66    14784 SH       SOLE                 11650        2934     200
STATE STREET BANK CORP                          857477103     1352    30250 SH       SOLE                  3750       26100     400
SUN MICROSYSTEMS                                866810104      183    36600 SH       SOLE                 23500       13000     100
SUNGUARD DATA SYSTEM                            867363103      614    23200 SH       SOLE                 10100       12800     300
SUNTRUST BANKS, INC.                            867914103      223     3295 SH       SOLE                  1903        1392       0
TYCO INTL LTD NEW COM                           902124106      364    26964 SH       SOLE                 10830       15534     600
UST INC                        COM              902911106      272     8000 SH       SOLE                  8000           0       0
UNITED TECHNOLOGIES CORP       COM              913017109      655     9650 SH       SOLE                  1500        8150       0
VERIZON COMMUNICATION INC                       92343V104     3297    82130 SH       SOLE                 44558       37272     300
VERIZON COMMUNICATION INC                       92343V104      254     6328 SH       DEFINED               6328           0       0
VODAFONE GROUP PLC NEW                          92857W100      156    11467 SH       SOLE                  8842        2625       0
WACHOVIA CORP 2ND NEW          COM              929903102     3722    97509 SH       SOLE                 52014       45495       0
WAL-MART STORES                                 931142103      785    14275 SH       SOLE                  5400        8875       0
WELLS FARGO & CO NEW                            949746101     1555    31069 SH       SOLE                  7769       23300       0
WYETH COM                                       983024100     2336    45625 SH       SOLE                 17825       27800       0
ZIMMER HLDGS INC                                98956P102      226     6365 SH       SOLE                  4505        1860       0
                                                           -------  -------                            --------    --------   -----
TOTAL FOR PAGE 3                                             37250  1018030                              523186      489344    5500



GRAND TOTALS                                                144012  4279047                             2338218     1920221   20608
                                                           =======  =======                            ========    ========   =====
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